Transactions with Related Parties (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
(1(i)) Charter hire commissions	$ 2,918,296	$ 5,185,459	$ 6,682,492
Management fees - related party
Total Management fees	4,094,744	4,780,500	4,292,291
Included in General and Administrative expenses
(7) Executive services agreement	3,228,438	5,193,645	0
Allseas Marine SA
Related Party Transaction [Line Items]
(1(i)) Charter hire commissions	646,987	1,119,611	1,427,823
(1(ii)) Vessel sale & purchase commissions	0	2,091,028	418,000
Total Allseas commissions	646,987	3,210,639	1,845,823
Included in Vessel operating expenses
(1(v)) Superintendent fees	338,826	259,054	292,327
Included in Dry-docking expenses
(1(v)) Superintendent fees	0	122,481	120,506
Management fees - related party
(1(iii)) Management fees	3,428,548	4,022,215	3,647,448
(2) Legal, accounting and finance fees	666,196	509,869	418,384
(3) Loretto agreement	0	248,416	226,459
Total Management fees	4,094,744	4,780,500	4,292,291
Included in General and Administrative expenses
(4) Administrative Fees	36,085	33,207	31,867
(7) Executive services agreement	$ 3,228,438	$ 5,193,645	$ 0